Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares		Value
Common Stocks– 98.3%
Aerospace & Defense – 4.5%
Airbus SE*	62,774	$6,894,803
CAE Inc	751,422	20,823,960
Safran SA*	253,972	36,013,804
		63,732,567
Banks – 7.4%
BNP Paribas SA*	848,193	44,731,539
China Construction Bank Corp	46,775,000	35,596,840
Erste Group Bank AG*	581,485	17,552,919
Permanent TSB Group Holdings PLC*	7,893,218	8,308,591
		106,189,889
Beverages – 6.9%
Diageo PLC	977,875	38,640,941
Heineken NV	535,870	59,752,464
		98,393,405
Biotechnology – 1.0%
Ascendis Pharma A/S (ADR)*	82,471	13,754,513
Building Products – 0.8%
Daikin Industries Ltd	53,600	11,939,354
Consumer Finance – 1.6%
Nexi SpA (144A)*	1,179,046	23,418,730
Electronic Equipment, Instruments & Components – 2.1%
Hexagon AB	327,191	29,808,919
Entertainment – 2.3%
Liberty Media Corp-Liberty Formula One*	380,278	16,199,843
Nintendo Co Ltd	25,400	16,212,361
		32,412,204
Hotels, Restaurants & Leisure – 6.2%
GVC Holdings PLC*	3,827,832	59,408,996
Yum China Holdings Inc	511,100	29,401,529
		88,810,525
Household Durables – 3.0%
Sony Corp	420,300	42,264,649
Insurance – 12.3%
AIA Group Ltd	4,472,200	55,088,848
Beazley PLC	4,511,024	22,364,738
Intact Financial Corp	144,724	17,138,997
NN Group NV	1,039,471	45,468,628
Prudential PLC	1,955,482	36,089,370
		176,150,581
Interactive Media & Services – 4.4%
Tencent Holdings Ltd	855,500	62,511,028
Internet & Direct Marketing Retail – 2.8%
Alibaba Group Holding Ltd*	1,349,292	39,424,384
Metals & Mining – 8.4%
Antofagasta PLC	1,310,210	25,821,937
Hindustan Zinc Ltd	8,149,485	26,691,834
Rio Tinto Ltd	303,896	26,687,526
Teck Resources Ltd	2,205,298	40,027,016
		119,228,313
Oil, Gas & Consumable Fuels – 4.3%
Canadian Natural Resources Ltd	1,386,183	33,337,701
Total SE	656,159	28,301,816
		61,639,517
Pharmaceuticals – 8.7%
AstraZeneca PLC	418,620	41,817,662
Novartis AG	287,107	27,126,678
Sanofi	131,254	12,680,206
Takeda Pharmaceutical Co Ltd	1,162,476	42,147,797
		123,772,343
Road & Rail – 1.1%
Central Japan Railway Co	112,600	15,995,752
Semiconductor & Semiconductor Equipment – 7.6%
ASML Holding NV	99,750	48,199,199
Taiwan Semiconductor Manufacturing Co Ltd	3,173,000	59,595,761
		107,794,960
Specialty Retail – 1.3%
Industria de Diseno Textil SA	574,865	18,302,461

Shares		Value
Common Stocks– (continued)
Technology Hardware, Storage & Peripherals – 4.7%
Samsung Electronics Co Ltd	896,965	$67,043,032
Textiles, Apparel & Luxury Goods – 2.2%
Samsonite International SA (144A)*	17,934,600	31,865,547
Trading Companies & Distributors – 4.7%
Ferguson PLC	554,863	67,467,381
Total Common Stocks (cost $1,000,655,754)		1,401,920,054
Investment Companies– 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº,£((cost $20,680,242)	20,678,466	20,680,534
Total Investments (total cost $1,021,335,996) – 99.7%		1,422,600,588
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		4,244,783
Net Assets – 100%		$1,426,845,371

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$224,143,644	15.8%
China	166,933,781	11.7
Netherlands	153,420,291	10.8
France	128,622,168	9.0
Japan	128,559,913	9.0
Canada	111,327,674	7.8
United States	104,347,758	7.3
Hong Kong	86,954,395	6.1
South Korea	67,043,032	4.7
Taiwan	59,595,761	4.2
Sweden	29,808,919	2.1
Switzerland	27,126,678	1.9
India	26,691,834	1.9
Australia	26,687,526	1.9
Italy	23,418,730	1.7
Spain	18,302,461	1.3
Austria	17,552,919	1.2
Denmark	13,754,513	1.0
Ireland	8,308,591	0.6

Total	$1,422,600,588	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/20
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	$5,069	$(274)	$11	$20,680,534
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	357∆	-	-	-
Total Affiliated Investments - 1.4%	$5,426	$(274)	$11	$20,680,534

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 12/31/20
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	19,042,833	57,966,061	(56,328,097)	20,680,534
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	234,221	10,012,948	(10,247,169)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2020 is $55,284,277, which represents 3.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$20,823,960	$42,908,607	$-
Biotechnology	13,754,513	-	-
Entertainment	16,199,843	16,212,361	-
Insurance	17,138,997	159,011,584	-
Metals & Mining	40,027,016	79,201,297	-
Oil, Gas & Consumable Fuels	33,337,701	28,301,816	-
All Other	-	935,002,359	-
Investment Companies	-	20,680,534	-
Total Assets	$141,282,030	$1,281,318,558	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70246 02-21